Intangible Asset and Liabilities	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

9. Intangible Assets and Liabilities:

The Company's identified finite-lived intangible assets associated with trade names, software, above-market and below-market acquired time charters and drilling contracts are being amortized over their useful lives. Trade names and software are included in “Intangible assets, net” in the accompanying consolidated balance sheets net of accumulated amortization. Above-market and below-market acquired time charters and drilling contracts are presented separately in the accompanying consolidated balance sheets, net of accumulated amortization.

						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2011	Amortization for the year ended December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$9,145	$3,555	$878	$877	$877	$877	$877	$1,204
Software	5,888	2,416	565	565	565	565	565	647

Total Intangible Assets, net	$15,033	$5,971	$1,443	$1,442	$1,442	$1,442	$1,442	$1,851

Above-market acquired time charters and drilling contracts	$62,373	$22,271	$20,527	$10,759	$ 7,443	$ 1,373	-	-